Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (‘U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission “SEC”, regarding financial reporting. and include all normal and recuring adjustments that management of the Company considers necessary for a fair presentation of its financial position and operating results. The results of operations for the six months ended March 31, 2024 are not necessarily indicative of results to be expected for any other interim period or for the fill year ended September 30, 2024. Accordingly, these statements should be read in conjunction with the Company’s audited financial statements and notes thereto as of and for the years ended September 30. 2023. The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of presentation The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for credit losses, inventory provision, depreciable lives and recoverability of property and equipment, and the realization of deferred income tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Use of estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for doubtful accounts receivable, inventory provision, depreciable lives and recoverability of property and equipment, and the realization of deferred income tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency transactions and translations

Foreign currency transactions and translations

The Group’s reporting currency is the United States dollars (“US$”). The functional currency of the Company and one of its subsidiaries incorporated in HK is Hong Kong dollars (“HKD”). The functional currency of the other two subsidiaries incorporated in HK is United States dollars (“US$”). The functional currency of the subsidiary which operates mainly in Japan uses Japanese Yen (“JPY”). The functional currency of the other subsidiaries which operate in China is Renminbi (“RMB”). The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the results of operations.

The value of RMB, HKD and JPY against US$ may fluctuate and is affected by, among other things, changes in the political and economic conditions. Any significant revaluation of RMB, HKD or JPY may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

Balance sheet items, except for equity accounts:

	As of March 31, 2024	As of September 30, 2023
RMB to US	US$1=RMB7.2203	US$1=RMB7.2960
JPY to US	US$1=JPY151.22	US$1=JPY149.4300
HKD to US	US$1=HKD7.8259	US$1=HKD7.8308

Items in the statements of income and comprehensive income, and statements of cash flows:

	For the six months ended March 31, 2024	For the six months ended September 30, 2023
RMB to US	US$1=RMB7.2064	US$1=RMB7.0533
JPY to US	US$1=JPY148.1735	US$1=JPY138.9277
HKD to US	US$1=HKD7.8172	US$1=HKD7.8310

Foreign currency transactions and translations

The Group’s reporting currency is the United States dollars (“US$”). The functional currency of the Company and one of its subsidiaries incorporated in HK is Hong Kong dollars (“HKD”). The functional currency of the other two subsidiaries incorporated in HK is United States dollars (“US$”). The functional currency of the subsidiary which operates mainly in Japan uses Japanese Yen (“JPY”). The functional currency of the other subsidiaries which operate in China is Renminbi (“RMB”). The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the results of operations.

The value of RMB, HKD and JPY against US$ may fluctuate and is affected by, among other things, changes in the political and economic conditions. Any significant revaluation of RMB, HKD or JPY may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

Balance sheet items, except for equity accounts:

As of September 30,
	2023	2022
RMB to US	US$1=RMB7.2960	US$1=RMB7.1135
JPY to US	US$1=JPY149.4300	US$1=JPY144.7100
HKD to US	US$1=HKD7.8308	US$1=HKD7.8498

Items in the statements of income and comprehensive income, and statements of cash flows:

For the Years Ended September 30,
	2023	2022
RMB to US	US$1=RMB7.0533	US$1=RMB6.5532
JPY to US	US$1=JPY138.9277	US$1=JPY124.6952
HKD to US	US$1=HKD7.8310	US$1=HKD7.8228

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, the Group’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, the Group’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable represents the Company’s right to consideration in exchange for goods and services that the Company has transferred to the customers before payment is due. Accounts receivable is stated at the historical carrying amount, net of an estimated allowance for uncollectible accounts. The allowance for credit losses for accounts receivable is based upon the current expected credit losses (“CECL”) model. The CECL model requires an estimate of the credit losses expected over the life of accounts receivable since initial recognition, and accounts receivable with similar risk characteristics are grouped together when estimating CECL. In assessing the CECL, the Company applies a roll rate-based method that considers historical collectability based on past due status, the age of the balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. The Company’s management continues to evaluate the reasonableness of the valuation allowance policy and updates it if necessary. The allowance for credit losses, as of March 31, 2024 and September 30, 2023 were $680,291 and $109,214, respectively.

For purposes of this section only, the term “Customers” shall mean (i) cross-border e-commerce sellers (both enterprises and individuals) that purchase products, e-commerce operation training, and software support services, and (ii) media that pay the Company’s subsidiaries commissions.

Accounts Receivable, net

Accounts receivable, net, include amounts billed and currently due from Customers (as defined below). The amounts due are stated at their net estimated realizable value. Provision for doubtful accounts is recognized when reasonable and supportable forecasts affect the expected collectability. The Group reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. The Group considers many factors in assessing the collectability such as the age of the amounts due, consideration of historical loss experience, adjusted for current conditions, forward-looking indicators, trends in customer payment frequency, and judgments about the probable effects of relevant observable data, including present and future economic conditions and the financial health of specific Customers and market sectors. The Group established standards and policies for reviewing major account exposures and concentrations of risk. The allowance for doubtful accounts as of September 30, 2023 and 2022 were $109,214 and nil, respectively.

For purposes of this section only, the term “Customers” shall mean (i) cross-border e-commerce sellers (both enterprises and individuals) that purchase products, e-commerce operation training, and software support services, and (ii) media that pay the Company’s subsidiaries commissions.

Inventories, net

Inventories, net

Inventories, primarily consisting of finished goods, are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the weighted average cost method. The Group records inventory valuation allowance for obsolete inventories based upon assumptions on current and future demand forecast. The Group reviews inventory to determine whether the carrying value exceeds the estimated net realizable value. If the inventory on hand is excess of the estimated net realizable value, inventory valuation allowance is estimated and recorded by lowering the cost of inventory to the estimated net realizable value for slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand. Once inventory valuation allowance is recorded, a new, lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis. Inventory valuation allowance balance as of March 31, 2024 and September 30, 2023 were $78,042 and $83,889, respectively.

Inventories, net

Inventories, primarily consisting of finished goods, are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the weighted average cost method. The Group records inventory valuation allowance for obsolete inventories based upon assumptions on current and future demand forecast. The Group reviews inventory to determine whether the carrying value exceeds the estimated net realizable value. If the inventory on hand is excess of the estimated net realizable value, inventory valuation allowance is estimated and recorded by lowering the cost of inventory to the estimated net realizable value for slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand. Once inventory valuation allowance is recorded, a new, lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis. Inventory valuation allowance balance as of September 30, 2023 and 2022 were $83,889 and $100,785, respectively.

Deferred offering costs

Deferred offering costs

The Group complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Proposed Public Offering. Deferred offering costs will be charged to shareholders’ equity upon the completion of the Proposed Public Offering. Should the Proposed Public Offering prove to be unsuccessful, these deferred offering costs, as well as additional expenses to be incurred, will be charged to operation.

Deferred offering costs

The Group complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the initial public offering. Deferred offering costs will be charged to shareholders’ equity upon the completion of the initial public offering.

Property and equipment, net

Property and equipment, net

Property and equipment, other than freehold land, are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the related assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Vehicle	4 – 6 years
Office equipment	3 – 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income.

Property and equipment, net

Property and equipment, other than freehold land, are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the related assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Vehicle	4 – 6 years
Office equipment	3 – 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairments of long-lived assets were recognized as of March 31, 2024 and September 30, 2023, respectively.

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairments of long-lived assets were recognized as of September 30, 2023 and 2022, respectively.

Long-term investment

Long-term investment

For an investee over which the Group has the ability to exercise significant influence, but does not own a majority equity interest or otherwise control, the Company accounted for those using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as share of losses of equity method investments in the consolidated statements of comprehensive loss.

The process of assessing and determining whether impairment on an investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other than temporary, management considers whether it has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to the period end, and forecasted performance of the investee. The allowance for equity investment loss were $55,165 and $55,826 as of March 31, 2024 and September 30, 2023, respectively. All the remaining balance of long-term investment as of March 31,2024 has been impaired (Note 8).

Long-term investment

For an investee over which the Group has the ability to exercise significant influence, but does not own a majority equity interest or otherwise control, the Company accounted for those using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as share of losses of equity method investments in the consolidated statements of comprehensive loss.

The process of assessing and determining whether impairment on an investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other than temporary, management considers whether it has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to the period end, and forecasted performance of the investee. The allowance for equity investment loss were $55,826 and nil as of September 30, 2023 and 2022, respectively. All the remaining balance of long-term investment as of September 30, 2023 has been impaired (Note 8).

Fair value measurement

Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

•        Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•        Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

•        Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, accounts receivable, amounts due from related parties, other receivables included in prepayments and other current assets, short-term debts, long-term debts, accounts payable, amounts due to related parties, and other payables included in accrued expenses and other current liabilities. The carrying amounts of these short-term financial instruments approximates their fair value due to their short-term nature. The long-term debts approximate their fair values, because the bearing interest rate approximates market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed.

The Group’s non-financial assets, such as property and equipment, would be measured at fair value only if they were determined to be impaired.

Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

•        Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•        Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

•        Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, accounts receivable, amounts due from related parties, other receivables included in prepayments and other current assets, short-term debts, long-term debts, accounts payable, amounts due to related parties, and other payables included in accrued expenses and other current liabilities. The carrying amounts of these short-term financial instruments approximates their fair value due to their short-term nature. The long-term debts approximate their fair values, because the bearing interest rate approximates market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed.

The Group’s non-financial assets, such as property and equipment, would be measured at fair value only if they were determined to be impaired.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Revenue recognition

Revenue recognition

The Group’s revenues are mainly generated from 1) cross-border sales, 2) integrated e-commerce services.

The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with Customers are recognized when control of the promised goods or services is transferred to the Group’s Customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by estimates for return allowances, promotional discounts, rebates and business tax and Value Added Tax (“VAT”). To achieve the core principle of this standard, the Group applied the following five steps:

1.      Identification of the contract, or contracts, with the Customer;

2.      Identification of the performance obligations in the contract;

3.      Determination of the transaction price;

4.      Allocation of the transaction price to the performance obligations in the contract; and

5.      Recognition of the revenue when, or as, a performance obligation is satisfied.

Each of our significant performance obligations and our application of ASC 606 to our revenue arrangements are discussed in further detail below.

Cross-border sales

The Group engages in the sale of food, beauty products, health products and other consumer products in Asia, by exploiting its advantages in global supply chain services and networks. The Group fulfils its performance obligation by transferring products to the designated location. In accordance with the Group’s customary business practices, for international sales, the delivery term is “Cost and Freight” (“CFR”, formerly known as “C&F”, which the seller bears the freight costs) and “Free on Board” (“FOB”, which the buyer bears the freight costs) shipping point. The majority of transactions were based on FOB. Under both delivery terms, once the products are loaded on board, control of products has transferred. Since shipping activities are performed after customers obtain control of the products, the Group elects to account for shipping as activities to fulfill the promise to transfer the goods, in accordance with ASC 606-10-25-18B. Therefore, freight costs are accrued when products are delivered to the designated location, before shipping activities occur. For the remaining domestic sales, the control of products has transferred upon the time when the products are delivered to the place designated by customers. Shipping activities are performed before customers obtain control of the goods, and hence, should not be considered a separate performance obligation. As a result, both cost of goods and freight costs are recognized at the same time when products are delivered to the designated location, after shipping activities are completed. Revenue generated from cross-border sales is recognized based on the product value specified in the contract at a point in time when the control of products has transferred for both international sales and domestic sales.

For products shipped directly from suppliers to customers, pursuant to ASC 606-10-55-37A(a), the Group concludes that it obtains control of the products as the Group is primarily responsible for the contract and has pricing discretion. The Group is primarily responsible for the contract as it has the supplier discretion when executing orders and it is the only party that has a contractual relationship with customers. The Group establishes and obtains substantially all of the benefits from transactions, i.e. considerations paid by customers. Therefore, the Group considers itself to be the principal in the transactions on the basis that it is primary responsible to fulfill the promise and has the price discretion, pursuant to ASC 606-10-55-39.

For products shipped from the Group to customers, the Group considers itself the principal because it is in control of establishing the transaction price, arranging the whole process of transactions and bearing inventory risk. Therefore, such revenues are reported on a gross basis.

Integrated e-commerce services

The Group partners with premium social media platforms and provides digital marketing solutions to meet the needs of Customers and other cross-border e-commerce sellers and suppliers (the “Merchants”).

For digital marketing services, the Group acts as an authorized agent advocating Merchants to display ads on social media platforms. In return, the Group receives commission from social media platforms. Over the contract period, the Group continues to receive commissions from social media platforms over the contractual period when Merchants placed ads on the social media platforms. Revenue from digital marketing services is recognized over the contractual period for actual qualifying ads placed calculated by social media platforms. The Group has adopted “right to invoice” practical expedient and recognizes revenues based on quarterly billing reports received from social media platforms. The Group considers itself the agent because it is not primarily responsible for fulfilling the promise to render digital marketing services. Therefore, such revenues are reported on a net basis. During the reporting period, all the revenue of the digital marketing services was generated from the Group acting as an authorized agent on behalf of social media platforms.

For other integrated e-commerce services revenue is generated from e-commerce related training/consulting services. The Group fulfils its performance obligation by providing e-commerce related training/consulting services, and revenue is recognized over the service period.

Revenue recognition

The Group’s revenues are mainly generated from (i) cross-border sales, (ii) integrated e-commerce services.

The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with Customers are recognized when control of the promised goods or services is transferred to the Group’s Customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by estimates for return allowances, promotional discounts, rebates and business tax and Value Added Tax (“VAT”). To achieve the core principle of this standard, the Group applied the following five steps:

1.      Identification of the contract, or contracts, with the Customer;

2.      Identification of the performance obligations in the contract;

3.      Determination of the transaction price;

4.      Allocation of the transaction price to the performance obligations in the contract; and

5.      Recognition of the revenue when, or as, a performance obligation is satisfied.

Each of our significant performance obligations and our application of ASC 606 to our revenue arrangements are discussed in further detail below.

Cross-border sales

The Group engages in the sale of food, beauty products, health products and other consumer products in Asia, by exploiting its advantages in global supply chain services and networks. The Group fulfils its performance obligation by transferring products to the designated location. In accordance with the Group’s customary business practices, for international sales, the delivery term is “Cost and Freight” (“CFR”, formerly known as “C&F”, which the seller bears the freight costs) and “Free on Board” (“FOB”, which the buyer bears the freight costs) shipping point. The majority of transactions were based on FOB. Under both delivery terms, once the products are loaded on board, control of products has transferred. Since shipping activities are performed after customers obtain control of the products, the Group elects to account for shipping as activities to fulfill the promise to transfer the goods, in accordance with ASC 606-10-25-18B. Therefore, freight costs are accrued when products are delivered to the designated location, before shipping activities occur. For the remaining domestic sales, the control of products has transferred upon the time when the products are delivered to the place designated by customers. Shipping activities are performed before customers obtain control of the goods, and hence, should not be considered a separate performance obligation. As a result, both cost of goods and freight costs are recognized at the same time when products are delivered to the designated location, after shipping activities are completed. Revenue generated from cross-border sales is recognized based on the product value specified in the contract at a point in time when the control of products has transferred for both international sales and domestic sales.

For products shipped directly from suppliers to customers, pursuant to ASC 606-10-55-37A(a), the Group concludes that it obtains control the of the products as the Group is primarily responsible for the contract and has pricing discretion. The Group is primarily responsible for the contract as it has the supplier discretion when executing orders and it is the only party that has a contractual relationship with customers. The Group establishes and obtains substantially all of the benefits from transactions, i.e. considerations paid by customers. Therefore, the Group considers itself to be the principal in the transactions on the basis that it is primary responsible to fulfill the promise and has the price discretion, pursuant to ASC 606-10-55-39.

For products shipped from the Group to customers, the Group considers itself the principal because it is in control of establishing the transaction price, arranging the whole process of transactions and bearing inventory risk. Therefore, such revenues are reported on a gross basis.

Integrated e-commerce services

The Group partners with premium social media platforms and provides digital marketing solutions to meet the needs of Customers and other cross-border e-commerce sellers and suppliers (the “Merchants”).

For digital marketing services, the Group acts as an authorized agent advocating Merchants to display ads on social media platforms. In return, the Group receives commission from social media platforms. Over the contract period, the Group continues to receive commissions from social media platforms over the contractual period when Merchants placed ads on the social media platforms. Revenue from digital marketing services is recognized over the contractual period for actual qualifying ads placed calculated by social media platforms. The Group has adopted “right to invoice” practical expedient and recognizes revenues based on quarterly billing reports received from social media platforms. The Group considers itself the agent because it is not primarily responsible for fulfilling the promise to render digital marketing services. Therefore, such revenues are reported on a net basis. During the reporting period, all the revenue of the digital marketing services was generated from the Group acting as an authorized agent on behalf of social media platforms.

For other integrated e-commerce services revenue is generated from e-commerce related training/consulting services. The Group fulfils its performance obligation by providing e-commerce related training/consulting services, and revenue is recognized over the service period.

Contract Balances

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to Customers. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. The Group has no contract assets as of March 31, 2024 and September 30, 2023.

Contract liabilities consist of deferred revenue, which represent the billings or cash received for services in advance of revenue recognition and is recognized as revenue when all of the Group’s revenue recognition criteria are met. The Group’s deferred revenue which primarily arises from cross-border sales amounted to $853,417 and $530,488 as of March 31, 2024 and September 30, 2023, respectively. Revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period were $210,930 and $310,655 for the six months ended March 31, 2024 and 2023. The Group expects to recognize this balance as revenue over the next 12 months.

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to Customers. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. The Group has no contract assets as of September 30, 2023, 2022 and 2021.

The contract liabilities consist of deferred revenue, which represent the billings or cash received for services in advance of revenue recognition and is recognized as revenue when all of the Group’s revenue recognition criteria are met. The Group’s deferred revenue which primarily arises from cross-border sales amounted to $530,488 and $445,808 as of September 30, 2023 and 2022, respectively. Revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period was $445,808. The Group expects to recognize this balance as revenue over the next 12 months.

Cost of revenues	Cost of revenues Cost of revenues consists primarily of (i) cost of goods sold for cross-border sales, (ii) commission costs for digital marketing services.	Cost of revenues Cost of revenues consists primarily of (i) cost of goods sold for cross-border sales; and (ii) commission costs for digital marketing services.
Research and development expenses

Research and development expenses

Research and development expenses consist primarily of (i) payroll and related expenses for research and development professionals, and (ii) technology services fee. Research and development expenses are expensed as incurred.

Research and development expenses

Research and development expenses consist primarily of (i) payroll and related expenses for research and development professionals; and (ii) technology services fee. Research and development expenses are expensed as incurred.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses mainly consist of (i) salary and social welfare expenses, (ii) freight and (iii) the advertising costs and market promotion expenses. The advertising costs were $25,183 and $5,078 for the six months ended March 31, 2024 and 2023, respectively. The freight for sales of goods was included in selling and marketing expenses.

Selling and marketing expenses

Selling and marketing expenses mainly consist of (i) salary and social welfare expenses; (ii) freight; and (iii) the advertising costs and market promotion expenses. The advertising costs and market promotion expenses were $5,733, $133,160 and $286,190 for the years ended September 30, 2023, 2022 and 2021, respectively. The advertising costs and market promotion expenses are expensed as incurred. The freight for sales of goods was included in selling and marketing expenses. The freight costs are expenses when incurred. The freight costs were $118,647, $275,211 and $213,687 for the years ended September 30, 2023, 2022 and 2021, respectively.

General and administrative expenses	General and administrative expenses General and administrative expenses mainly consist of (i) salary and social welfare expenses, (ii) rental cost for offices, and (iii) depreciation expenses.	General and administrative expenses General and administrative expenses mainly consist of (i) salary and social welfare expenses; (ii) rental cost for offices; and (iii) depreciation expenses.
Employee benefits

Employee benefits

The Company’s subsidiaries participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included in research and development expenses, selling and marketing expenses and general and administrative expenses in the accompanying consolidated statements of comprehensive income amounted to $43,637 and $26,557 for the six months ended March 31, 2024 and 2023, respectively.

Employee benefits

The Company’s subsidiaries participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included in research and development expenses, selling and marketing expenses and general and administrative expenses in the accompanying consolidated statements of comprehensive income amounted to $141,702, $39,490 and $33,888 for the years ended September 30, 2023, 2022 and 2021, respectively.

Leases

Leases

On October 1, 2022, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842), using the non-comparative transition option pursuant to ASU 2018-11. Therefore, the Company has not restated comparative period financial information for the effects of ASC 842, and will not make the new required lease disclosures for comparative periods beginning before October 1, 2022. The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease; (2) lease classification for any expired or existing leases as of the adoption date; and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less. The Company recognizes lease expense for short-term leases on a straight-line basis over the lease term.

Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the commencement date based on the present value of the remaining future minimum lease payments. As the interest rate implicit in the Company’s leases is not readily determinable, the Company utilizes its incremental borrowing rate, determined by class of underlying asset, to discount the lease payments. The operating lease right-of-use assets also include lease payments made before commencement and exclude lease incentives. Some of the Company’s lease agreements contained renewal options; however, the Company did not recognize right-of-use assets or lease liabilities for renewal periods unless it was determined that the Company was reasonably certain of renewing the lease at inception or when a triggering event occurred. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company’s lease agreements did not contain any material residual value guarantees or material restrictive covenants.

Leases

On October 1, 2022, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842), using the non-comparative transition option pursuant to ASU 2018-11. Therefore, the Company has not restated comparative period financial information for the effects of ASC 842, and will not make the new required lease disclosures for comparative periods beginning before October 1, 2022. The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease; (2) lease classification for any expired or existing leases as of the adoption date; and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less. The Company recognizes lease expense for short-term leases on a straight-line basis over the lease term.

Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the commencement date based on the present value of the remaining future minimum lease payments. As the interest rate implicit in the Company’s leases is not readily determinable, the Company utilizes its incremental borrowing rate, determined by class of underlying asset, to discount the lease payments. The operating lease right-of-use assets also include lease payments made before commencement and exclude lease incentives. Some of the Company’s lease agreements contained renewal options; however, the Company did not recognize right-of-use assets or lease liabilities for renewal periods unless it was determined that the Company was reasonably certain of renewing the lease at inception or when a triggering event occurred. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company’s lease agreements did not contain any material residual value guarantees or material restrictive covenants.

Income taxes

Income taxes

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid to, the tax authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of the reporting period.

The Group accounts for income taxes under ASC 740, Income taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases (“Temporary differences”).

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those Temporary Differences are expected to be recovered or settled. Deferred tax is calculated at the tax rates that are expected to apply in the periods in which the asset or liability will be settled, based on rates enacted or substantively enacted at the end of the reporting period. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating uncertain tax positions and determining provision for income taxes. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended September 30, 2023, 2022 and 2021, respectively. As of September 30, 2023, 2022 and 2021, the Group did not have any significant unrecognized uncertain tax positions. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Income taxes

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid to, the tax authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of the reporting period.

The Group accounts for income taxes under ASC 740, Income taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases (“Temporary differences”).

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those Temporary Differences are expected to be recovered or settled. Deferred tax is calculated at the tax rates that are expected to apply in the periods in which the asset or liability will be settled, based on rates enacted or substantively enacted at the end of the reporting period. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating uncertain tax positions and determining provision for income taxes. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended September 30, 2023, 2022 and 2021, respectively. As of September 30, 2023, 2022 and 2021, the Group did not have any significant unrecognized uncertain tax positions. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Value added tax (“VAT”)

Value added tax (“VAT”)

The Company’s PRC subsidiaries are subject to VAT and related surcharges on revenue generated from sales of products, facilitation services and platform services. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

The VAT rate is 13% for taxpayers selling consumer products, and 16% prior to April 1, 2019. For revenue generated from services, the VAT rate is 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

VAT

The Company’s PRC subsidiaries are subject to VAT and related surcharges on revenue generated from sales of products, facilitation services and platform services. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

The VAT rate is 13% for taxpayers selling consumer products, and 16% prior to April 1, 2019. For revenue generated from services, the VAT rate is 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

Consumption tax

Consumption tax

The Japanese subsidiary is subject to consumption tax. The Consumption Tax Act (Act No. 108 of December 30, 1988, as amended) provides for a multi-step, broad-based tax imposed on most transactions in goods and services in Japan. Consumption tax is assessed at each stage of the manufacturing, importing, wholesale, and retail process. The current consumption tax rate is generally 10%, with an 8% rate applying to a limited number of exceptions.

Consumption tax

The Japanese subsidiary is subject to consumption tax. The Consumption Tax Act (Act No. 108 of December 30, 1988, as amended) provides for a multi-step, broad-based tax imposed on most transactions in goods and services in Japan. Consumption tax is assessed at each stage of the manufacturing, importing, wholesale, and retail process. The current consumption tax rate is generally 10%, with an 8% rate applying to a limited number of exceptions.

Government subsidies

Government subsidies

Government subsidies consist of cash subsidies received by the Group from the PRC local governments. Grants received as incentives for conducting business in certain local districts with no performance obligation or other restriction as to the use are recognized when cash is received. Grants received with government specified performance obligations are recognized when all the obligations have been fulfilled. Government grants received related to the purchases of long-term assets are used to net the cost of the respective assets.

The Group recorded government subsidies of $30 and $2,363 in other non-operating (expense)/income, net for the six months ended March 31, 2024 and 2023, respectively.

Government subsidies

Government subsidies consist of cash subsidies received by the Group from the PRC local governments. Grants received as incentives for conducting business in certain local districts with no performance obligation or other restriction as to the use are recognized when cash is received. Grants received with government specified performance obligations are recognized when all the obligations have been fulfilled. Government grants received related to the purchases of long-term assets are used to net the cost of the respective assets.

The Group recorded government subsidies of $1,314, $3,441 and nil in others, net for the years ended September 30, 2023, 2022 and 2021, respectively.

Statutory reserves

Statutory reserves

In accordance with the Companies Law of the People’s Republic of China, the Company’s PRC subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the six months ended March 31, 2024 and the year ended September 30, 2023, nil and $11,348 appropriation were made to the statutory surplus fund and discretionary surplus fund by one of the Company’s PRC subsidiaries.

Statutory reserves

In accordance with the Companies Law of the People’s Republic of China, the Company’s PRC subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

For the years ended September 30, 2023, 2022, and 2021, $11,348, nil and nil appropriation were made to the statutory surplus fund and discretionary surplus fund by one of the Company’s PRC subsidiaries

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, Earnings per Share (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS.

Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of March 31, 2024 and September 30, 2023, there was no dilution impact.

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, Earnings per Share (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS.

Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of September 30, 2023, 2022 and 2021, there was no dilution impact.

Segment reporting

Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker, CEO, reviews segment results when making decisions about allocating resources and assessing performance of the Group.

As a result of the assessment made by CODM, the Group has two operating segments: EXTEND, and other subsidiaries. The Group considers a “management approach” concept as the basis for identifying reportable segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Group’s reportable segments are business units operate in different countries. EXTEND operates in Japan, which is subject to different regulatory environment than other subsidiaries which operate in the PRC and Hong Kong.

Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker, CEO, reviews segment results when making decisions about allocating resources and assessing performance of the Group.

As a result of the assessment made by CODM, the Group has two operating segments: EXTEND, and other subsidiaries. The Group considers a “management approach” concept as the basis for identifying reportable segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Group’s reportable segments are business units operate in different countries. EXTEND operates in Japan, which is subject to different regulatory environment than other subsidiaries which operate in the PRC and Hong Kong.

Recent accounting pronouncements

Recent accounting pronouncements

Adopted in the Current Period

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02 to provide additional guidance on the credit losses standard. For all other entities, the amendments for ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. The Group has adopted ASU 2016-13 on a modified retrospective basis since October 1, 2023. The Group evaluated that the impact of the adoption of this ASU on the Group’s consolidated financial statements was immaterial.

Effective from October 1, 2022, the Group adopted ASU No. 2016-02 “Leases” (“ASC 842”) using the modified retrospective approach. The Group elected the transition package of practical expedients permitted within the standard, which allowed it not to reassess initial direct costs, lease classification, or whether the contracts contain or are leases for any leases that existed prior to January 1, 2022. The Group also elected the short-term lease exemption for all contracts with an original lease term of 12 months or less. The operating lease ROU assets include adjustments for prepayments. The adoption did not impact the Group’s beginning retained earnings as of October 1, 2022, or the Group’s prior years’ financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Recent accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02 to provide additional guidance on the credit losses standard. For all other entities, the amendments for ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. The Group planned to adopt ASU 2016-13 on a modified retrospective basis since October 1, 2023. The Group evaluated that the impact of the adoption of this ASU on the Group’s consolidated financial statements was immaterial.

Effective from October 1, 2022, the Group adopted ASU No. 2016-02 “Leases” (“ASC 842”) using the modified retrospective approach. The Group elected the transition package of practical expedients permitted within the standard, which allowed it not to reassess initial direct costs, lease classification, or whether the contracts contain or are leases for any leases that existed prior to January 1, 2022. The Group also elected the short-term lease exemption for all contracts with an original lease term of 12 months or less. The operating lease ROU assets include adjustments for prepayments. The adoption did not impact the Group’s beginning retained earnings as of October 1, 2022, or the Group’s prior years’ financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.